Significant Accounting Policies (Details) - Schedule of fair value on recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) - Schedule of fair value on recurring basis [Line Items]
Warrants	$ 8,708,000	$ 1,504,112
Capital note	40,000	40,000
Total financial liabilities	8,748,000	1,544,112
Level 1 [Member]
Significant Accounting Policies (Details) - Schedule of fair value on recurring basis [Line Items]
Warrants
Capital note
Total financial liabilities
Level 2 [Member]
Significant Accounting Policies (Details) - Schedule of fair value on recurring basis [Line Items]
Warrants
Capital note
Total financial liabilities
Level 3 [Member]
Significant Accounting Policies (Details) - Schedule of fair value on recurring basis [Line Items]
Warrants	8,708,000	1,504,112
Capital note	40,000	40,000
Total financial liabilities	$ 8,748,000	$ 1,544,112